Offerings - Offering: 1	Mar. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	535,478
Proposed Maximum Offering Price per Unit	2.99
Maximum Aggregate Offering Price	$ 1,601,079.22
Fee Rate	0.01381%
Amount of Registration Fee	$ 221.11
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional securities that may be offered or issued pursuant to the Serina Therapeutics, Inc. 2024 Equity Incentive Plan (the "2024 Plan") as a result of adjustments for stock dividends, stock splits or similar transactions effected without receipt of consideration, that increase the number of outstanding shares of the common stock, par value $0.0001 per share (the "Common Stock") of Serina Therapeutics, Inc. (the "Company"). (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, based upon the average of the high and low sales prices of the Common Stock on the NYSE American on March 23, 2026. (3) The Company is registering 535,478 shares of Common Stock relating to the 2024 Plan. Pursuant to General Instruction E to Form S-8, the fee set forth in the table above is only with respect to those additional shares.